Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 95.5%
Aerospace & Defense - 1.1%
TransDigm, Inc.
4.88%, 05/01/2029	$ 822,000	$ 727,554
5.50%, 11/15/2027	417,000	393,193
Triumph Group, Inc.
7.75%, 08/15/2025 (A)	462,000	423,977
9.00%, 03/15/2028 (B)	499,000	499,000

		2,043,724

Automobile Components - 2.1%
Adient Global Holdings Ltd.
7.00%, 04/15/2028 (B)	51,000	52,429
8.25%, 04/15/2031 (B)	103,000	106,044
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/2026 (B)	462,000	458,535
8.50%, 05/15/2027 (A) (B)	686,000	688,572
Dana, Inc.
4.25%, 09/01/2030	76,000	60,914
4.50%, 02/15/2032	521,000	411,025
5.38%, 11/15/2027	369,000	344,102
5.63%, 06/15/2028 (A)	197,000	185,006
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027 (A)	361,000	340,750
5.00%, 05/31/2026 - 07/15/2029 (A)	846,000	786,144
9.50%, 05/31/2025	350,000	359,646
Patrick Industries, Inc.
7.50%, 10/15/2027 (B)	134,000	132,742

		3,925,909

Automobiles - 0.1%
Ford Motor Co.
6.10%, 08/19/2032 (A)	140,000	135,219

Banks - 2.5%
Barclays PLC
Fixed until 09/15/2023 (C), 7.75% (D)	482,000	442,131
Fixed until 06/15/2024 (C), 8.00% (D)	285,000	256,500
Citigroup, Inc.
Fixed until 09/12/2024 (C), 5.00% (D)	996,000	931,260
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (D), 06/01/2032 (B)	622,000	452,180
5.71%, 01/15/2026 (B)	651,000	616,854
7.00%, 11/21/2025 (B)	200,000	203,291
Fixed until 11/21/2032, 8.25% (D), 11/21/2033 (B)	411,000	435,152
JPMorgan Chase & Co.
Fixed until 02/01/2025 (C), 4.60% (D)	726,000	675,180
Lloyds Banking Group PLC
Fixed until 06/27/2024 (C), 7.50% (D)	419,000	396,043
Fixed until 08/15/2032, 7.95% (D), 11/15/2033	200,000	221,085

		4,629,676

Beverages - 0.6%
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (B)	1,249,000	1,089,357

Biotechnology - 0.4%
Grifols Escrow Issuer SA
4.75%, 10/15/2028 (B)	813,000	665,644

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 0.7%
Builders FirstSource, Inc.
4.25%, 02/01/2032 (B)	$ 136,000	$ 118,604
5.00%, 03/01/2030 (B)	104,000	96,304
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (B)	159,000	113,502
Standard Industries, Inc.
3.38%, 01/15/2031 (B)	358,000	287,853
4.38%, 07/15/2030 (B)	134,000	116,580
5.00%, 02/15/2027 (B)	609,000	580,072

		1,312,915

Capital Markets - 1.0%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028 (B)	608,000	562,971
Deutsche Bank AG
Fixed until 10/14/2030, 3.73% (D), 01/14/2032	299,000	222,735
Fixed until 10/30/2025 (C), 6.00% (D)	200,000	147,842
Fixed until 11/10/2032, 7.08% (D), 02/10/2034	465,000	430,973
LPL Holdings, Inc.
4.00%, 03/15/2029 (B)	627,000	564,300

		1,928,821

Chemicals - 2.1%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (B)	155,000	123,854
7.50%, 09/30/2029 (B)	452,000	307,021
Avient Corp.
7.13%, 08/01/2030 (A) (B)	175,000	180,460
Eagle Intermediate Global Holding BV/Eagle US Finance LLC
7.50%, 05/01/2025 (A) (B)	836,000	526,680
NOVA Chemicals Corp.
4.88%, 06/01/2024 (B)	590,000	582,076
5.25%, 06/01/2027 (B)	880,000	802,657
Olin Corp.
5.00%, 02/01/2030 (A)	437,000	409,740
5.13%, 09/15/2027	409,000	392,240
5.63%, 08/01/2029	223,000	214,863
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029 (A) (B)	519,000	318,977

		3,858,568

Commercial Services & Supplies - 2.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029 (A) (B)	688,000	638,757
5.75%, 07/15/2027 (A) (B)	787,000	760,911
Covanta Holding Corp.
4.88%, 12/01/2029 (B)	392,000	348,778
5.00%, 09/01/2030	321,000	276,124
Garda World Security Corp.
4.63%, 02/15/2027 (B)	358,000	321,359
6.00%, 06/01/2029 (B)	485,000	385,575
9.50%, 11/01/2027 (A) (B)	116,000	110,055
Harsco Corp.
5.75%, 07/31/2027 (B)	535,000	419,996
Stericycle, Inc.
5.38%, 07/15/2024 (B)	562,000	557,741

		3,819,296

Transamerica Series Trust	Page 1

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment - 0.7%
Avaya, Inc.
6.13%, 09/15/2028 (B) (E)	$ 1,433,000	$ 136,135
CommScope, Inc.
4.75%, 09/01/2029 (B)	474,000	395,088
6.00%, 03/01/2026 (B)	471,000	454,562
8.25%, 03/01/2027 (A) (B)	483,000	385,193

		1,370,978

Construction & Engineering - 0.3%
Abengoa Abenewco 2 SA
PIK Rate 1.50%, Cash Rate 0.00%, 10/26/2024 (B) (F) (G) (H) (I)	314,199	0
1.50%, 10/26/2024 (B)	314,199	1,571
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (B)	445,000	363,699
6.63%, 01/15/2028 (B)	310,000	281,018

		646,288

Construction Materials - 0.1%
Advanced Drainage Systems, Inc.
6.38%, 06/15/2030 (A) (B)	166,000	162,665

Consumer Finance - 2.2%
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	245,000	218,048
3.38%, 11/13/2025	627,000	587,681
4.00%, 11/13/2030	625,000	530,711
4.39%, 01/08/2026	676,000	641,355
4.95%, 05/28/2027	693,000	660,994
6.95%, 03/06/2026	541,000	549,791
7.35%, 11/04/2027 - 03/06/2030	638,000	657,055
Navient Corp.
5.50%, 03/15/2029 (A)	210,000	177,450

		4,023,085

Consumer Staples Distribution & Retail - 1.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
3.25%, 03/15/2026 (B)	157,000	147,736
3.50%, 03/15/2029 (B)	929,000	808,618
4.63%, 01/15/2027 (B)	517,000	501,444
6.50%, 02/15/2028 (B)	472,000	473,180
7.50%, 03/15/2026 (B)	155,000	160,405
Rite Aid Corp.
8.00%, 11/15/2026 (B)	712,000	339,887

		2,431,270

Containers & Packaging - 5.0%
ARD Finance SA
PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (B) (I)	472,000	361,033
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028 (B)	442,000	382,776
4.00%, 09/01/2029 (A) (B)	548,000	428,810
6.00%, 06/15/2027 (B)	275,000	272,532

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 08/15/2027 (A) (B)	$ 388,000	$ 305,913
Ball Corp.
2.88%, 08/15/2030	1,384,000	1,152,810
6.88%, 03/15/2028	309,000	317,640
Cascades, Inc./Cascades USA, Inc.
5.13%, 01/15/2026 (B)	52,000	48,876
5.38%, 01/15/2028 (B)	922,000	875,660
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (B)	487,000	468,737
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 02/01/2026	1,356,000	1,320,507
Graphic Packaging International LLC
3.50%, 03/15/2028 - 03/01/2029 (B)	1,003,000	905,071
4.13%, 08/15/2024	205,000	200,223
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026 (B)	362,000	362,000
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (B)	144,000	143,654
6.38%, 08/15/2025 (A) (B)	184,000	183,719
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (B)	953,000	855,794
Sealed Air Corp.
6.13%, 02/01/2028 (A) (B)	31,000	31,233
Trivium Packaging Finance BV
5.50%, 08/15/2026 (B)	428,000	410,024
8.50%, 08/15/2027 (A) (B)	345,000	313,950

		9,340,962

Diversified Consumer Services - 0.2%
WW International, Inc.
4.50%, 04/15/2029 (B)	793,000	424,255

Diversified REITs - 0.6%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (B)	836,000	725,230
6.00%, 04/15/2025 (A) (B)	171,000	164,175
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/2032 (B)	371,000	318,633

		1,208,038

Diversified Telecommunication Services - 2.9%
Cablevision Lightpath LLC
3.88%, 09/15/2027 (B)	215,000	173,017
Frontier Communications Holdings LLC
5.00%, 05/01/2028 (B)	224,000	194,378
6.00%, 01/15/2030 (A) (B)	77,000	58,562
6.75%, 05/01/2029 (A) (B)	773,000	612,602
8.75%, 05/15/2030 (B)	272,000	270,915

Transamerica Series Trust	Page 2

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	$ 203,000	$ 192,566
6.63%, 08/01/2026	402,000	379,745
Iliad Holding SASU
6.50%, 10/15/2026 (B)	459,000	437,426
7.00%, 10/15/2028 (B)	534,000	506,654
Intelsat Jackson Holdings SA
8.50%, 10/15/2024 (B) (F) (G) (H)	305,000	0
Level 3 Financing, Inc.
3.63%, 01/15/2029 (B)	418,000	230,076
3.75%, 07/15/2029 (B)	621,000	331,092
4.25%, 07/01/2028 (B)	505,000	284,921
10.50%, 05/15/2030 (B) (E)	1,210,000	1,161,600
Telecom Italia Capital SA
6.00%, 09/30/2034	337,000	288,978
6.38%, 11/15/2033	335,000	303,316

		5,425,848

Electric Utilities - 1.1%
Elwood Energy LLC
8.16%, 07/05/2026	231,095	201,052
NRG Energy, Inc.
3.38%, 02/15/2029 (B)	193,000	160,041
3.63%, 02/15/2031 (B)	275,000	220,366
3.88%, 02/15/2032 (B)	219,000	175,200
Vistra Operations Co. LLC
4.38%, 05/01/2029 (B)	517,000	457,624
5.00%, 07/31/2027 (B)	771,000	728,981
5.63%, 02/15/2027 (B)	67,000	65,024

		2,008,288

Electronic Equipment, Instruments & Components - 0.3%
Sensata Technologies BV
4.00%, 04/15/2029 (A) (B)	212,000	191,536
Sensata Technologies, Inc.
3.75%, 02/15/2031 (B)	66,000	57,750
4.38%, 02/15/2030 (B)	295,000	268,792

		518,078

Energy Equipment & Services - 1.3%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (B)	599,000	577,735
CSI Compressco LP/CSI Compressco Finance, Inc.
7.50%, 04/01/2025 (A) (B)	240,000	228,600
7.50%, 04/01/2025 (B)	233,000	221,933
PIK Rate 3.50%, Cash Rate 10.00%, 04/01/2026 (B) (I)	652,549	567,718
Sunnova Energy Corp.
5.88%, 09/01/2026 (A) (B)	434,000	367,815
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/2027	568,000	542,440

		2,506,241

Entertainment - 0.8%
Carnival Holdings Bermuda Ltd.
10.38%, 05/01/2028 (B)	197,000	212,045
CDI Escrow Issuer, Inc.
5.75%, 04/01/2030 (B)	643,000	621,035
Netflix, Inc.
4.88%, 04/15/2028	413,000	414,821
5.38%, 11/15/2029 (B)	159,000	161,733

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Entertainment (continued)
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030 (B)	$ 91,000	$ 80,271

		1,489,905

Financial Services - 2.9%
Dana Financing Luxembourg SARL
5.75%, 04/15/2025 (B)	909,000	895,888
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT or 30-Year CMT, 6.55% (D), 12/21/2065 (B)	2,322,000	1,471,723
ILFC E-Capital Trust II
1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 6.80% (D), 12/21/2065 (A) (B)	256,000	169,342
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (B)	566,000	447,140
5.25%, 10/01/2025 (B)	511,000	449,575
United Wholesale Mortgage LLC
5.50%, 11/15/2025 - 04/15/2029 (B)	556,000	474,956
5.75%, 06/15/2027 (B)	450,000	400,241
Virgin Media Secured Finance PLC
5.50%, 05/15/2029 (B)	1,139,000	1,060,685

		5,369,550

Food Products - 2.0%
Darling Ingredients, Inc.
5.25%, 04/15/2027 (B)	97,000	94,575
6.00%, 06/15/2030 (B)	113,000	112,616
Kraft Heinz Foods Co.
5.00%, 06/04/2042	154,000	147,468
6.88%, 01/26/2039	180,000	203,456
Pilgrim’s Pride Corp.
3.50%, 03/01/2032	427,000	347,493
5.88%, 09/30/2027 (B)	908,000	902,552
Post Holdings, Inc.
4.50%, 09/15/2031 (B)	339,000	299,676
4.63%, 04/15/2030 (B)	513,000	459,776
5.50%, 12/15/2029 (B)	938,000	883,018
5.63%, 01/15/2028 (B)	321,000	314,580

		3,765,210

Ground Transportation - 1.2%
Hertz Corp.
4.63%, 12/01/2026 (B)	69,000	62,479
5.00%, 12/01/2029 (A) (B)	657,000	544,141
Uber Technologies, Inc.
4.50%, 08/15/2029 (B)	496,000	451,980
6.25%, 01/15/2028 (A) (B)	59,000	58,852
7.50%, 09/15/2027 (B)	853,000	879,537
8.00%, 11/01/2026 (B)	270,000	276,812

		2,273,801

Health Care Equipment & Supplies - 0.4%
Medline Borrower LP
3.88%, 04/01/2029 (B)	886,000	767,657

Health Care Providers & Services - 5.0%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (B)	780,000	733,200

Transamerica Series Trust	Page 3

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
AdaptHealth LLC
4.63%, 08/01/2029 (B)	$ 66,000	$ 54,953
5.13%, 03/01/2030 (B)	146,000	123,855
6.13%, 08/01/2028 (B)	679,000	623,424
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (B)	503,000	391,887
5.63%, 03/15/2027 (B)	319,000	280,044
6.88%, 04/15/2029 (A) (B)	63,000	39,003
8.00%, 03/15/2026 (B)	831,000	798,159
DaVita, Inc.
3.75%, 02/15/2031 (B)	943,000	743,791
4.63%, 06/01/2030 (B)	595,000	507,886
Encompass Health Corp.
4.50%, 02/01/2028	311,000	289,683
4.63%, 04/01/2031	60,000	52,413
4.75%, 02/01/2030	218,000	198,205
5.75%, 09/15/2025	778,000	771,989
HCA, Inc.
3.50%, 09/01/2030	125,000	111,269
5.88%, 02/01/2029	182,000	185,699
Molina Healthcare, Inc.
4.38%, 06/15/2028 (B)	691,000	642,830
Tenet Healthcare Corp.
4.25%, 06/01/2029	557,000	503,923
4.63%, 06/15/2028	28,000	25,827
4.88%, 01/01/2026	617,000	604,882
5.13%, 11/01/2027	317,000	304,321
6.13%, 10/01/2028 (A)	951,000	908,823
6.13%, 06/15/2030 (B)	451,000	444,912

		9,340,978

Health Care REITs - 0.2%
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/2031 (A)	616,000	410,250

Hotel & Resort REITs - 0.6%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/2028 (A) (B)	293,000	269,780
7.50%, 06/01/2025 (B)	782,000	784,528

		1,054,308

Hotels, Restaurants & Leisure - 8.7%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028 (B)	238,000	221,340
4.00%, 10/15/2030 (B)	625,000	535,937
Boyd Gaming Corp.
4.75%, 12/01/2027 (A)	18,000	17,309
4.75%, 06/15/2031 (B)	419,000	380,913
Boyne USA, Inc.
4.75%, 05/15/2029 (B)	695,000	618,660
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (A) (B)	797,000	696,976
6.25%, 07/01/2025 (B)	363,000	362,986
7.00%, 02/15/2030 (B)	77,000	78,540
Carnival Corp.
6.00%, 05/01/2029 (B)	583,000	464,138
7.63%, 03/01/2026 (A) (B)	192,000	175,304
10.50%, 02/01/2026 (B)	272,000	283,141
10.50%, 06/01/2030 (A) (B)	900,000	864,000
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	471,000	451,152
5.38%, 05/01/2025 (B)	37,000	36,931
5.75%, 05/01/2028 (B)	69,000	69,000
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031 (B)	748,000	638,799
5.00%, 06/01/2029 (B)	289,000	256,225
International Game Technology PLC
4.13%, 04/15/2026 (B)	227,000	219,112
6.25%, 01/15/2027 (B)	214,000	216,407
6.50%, 02/15/2025 (B)	234,000	235,755

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
MGM Resorts International
4.63%, 09/01/2026	$ 341,000	$ 322,398
4.75%, 10/15/2028 (A)	633,000	589,278
5.50%, 04/15/2027	321,000	311,458
5.75%, 06/15/2025	613,000	612,879
6.75%, 05/01/2025	156,000	157,186
NCL Corp. Ltd.
5.88%, 03/15/2026 - 02/15/2027 (B)	1,303,000	1,131,418
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (B)	170,000	153,133
5.38%, 07/15/2027 (B)	320,000	286,664
5.50%, 04/01/2028 (B)	276,000	242,540
8.25%, 01/15/2029 (B)	257,000	268,515
11.50%, 06/01/2025 (B)	124,000	132,220
11.63%, 08/15/2027 (B)	172,000	184,650
Scientific Games International, Inc.
7.00%, 05/15/2028 (B)	719,000	711,810
Station Casinos LLC
4.50%, 02/15/2028 (B)	640,000	577,600
Travel & Leisure Co.
4.50%, 12/01/2029 (B)	392,000	339,499
5.65%, 04/01/2024	823,000	820,465
6.00%, 04/01/2027	597,000	592,254
6.60%, 10/01/2025	8,000	8,038
Viking Cruises Ltd.
5.88%, 09/15/2027 (B)	803,000	693,728
6.25%, 05/15/2025 (B)	638,000	604,932
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031 (A) (B)	671,000	677,106

		16,240,396

Household Durables - 1.1%
Beazer Homes USA, Inc.
5.88%, 10/15/2027 (A)	396,000	360,760
6.75%, 03/15/2025	517,000	507,960
7.25%, 10/15/2029	588,000	546,840
KB Home
7.25%, 07/15/2030	211,000	214,004
Meritage Homes Corp.
5.13%, 06/06/2027	289,000	281,053
6.00%, 06/01/2025	135,000	136,029

		2,046,646

Household Products - 0.8%
Central Garden & Pet Co.
4.13%, 04/30/2031 (B)	466,000	402,372
Energizer Holdings, Inc.
6.50%, 12/31/2027 (A) (B)	567,000	550,630
Spectrum Brands, Inc.
3.88%, 03/15/2031 (B)	687,000	561,840

		1,514,842

Independent Power & Renewable Electricity Producers - 1.4%
Calpine Corp.
3.75%, 03/01/2031 (B)	581,000	490,076
4.50%, 02/15/2028 (B)	753,000	699,069
5.00%, 02/01/2031 (B)	140,000	118,586
5.13%, 03/15/2028 (B)	472,000	432,137
Clearway Energy Operating LLC
3.75%, 02/15/2031 (B)	314,000	269,600
4.75%, 03/15/2028 (B)	573,000	546,499

		2,555,967

Insurance - 1.4%
Global Atlantic Finance Co.
Fixed until 07/15/2026, 4.70% (D), 10/15/2051 (B)	620,000	496,904

Transamerica Series Trust	Page 4

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 6.99% (D), 02/12/2067 (B)	$ 907,000	$ 731,337
Lincoln National Corp.
3-Month LIBOR + 2.36%, 7.23% (D), 05/17/2066	716,000	467,190
Ohio National Financial Services, Inc.
6.80%, 01/24/2030 (A) (B)	961,000	913,545

		2,608,976

IT Services - 0.8%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/01/2029 (B)	728,000	573,998
Gartner, Inc.
3.63%, 06/15/2029 (B)	101,000	90,121
3.75%, 10/01/2030 (B)	211,000	189,398
4.50%, 07/01/2028 (B)	398,000	377,781
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (B)	511,000	265,751

		1,497,049

Leisure Products - 0.2%
Mattel, Inc.
5.45%, 11/01/2041	284,000	239,129
6.20%, 10/01/2040	50,000	45,034

		284,163

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (A) (B)	128,000	113,685
4.00%, 03/15/2031 (A) (B)	128,000	112,001

		225,686

Machinery - 2.0%
Allison Transmission, Inc.
3.75%, 01/30/2031 (B)	473,000	403,554
Chart Industries, Inc.
7.50%, 01/01/2030 (B)	71,000	73,359
9.50%, 01/01/2031 (B)	82,000	86,510
Madison IAQ LLC
4.13%, 06/30/2028 (B)	367,000	317,455
5.88%, 06/30/2029 (B)	110,000	84,975
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (B)	1,137,000	1,067,359
SPX FLOW, Inc.
8.75%, 04/01/2030 (A) (B)	781,000	673,612
Vertiv Group Corp.
4.13%, 11/15/2028 (B)	492,000	434,119
Wabash National Corp.
4.50%, 10/15/2028 (B)	782,000	677,969

		3,818,912

Media - 10.2%
Arches Buyer, Inc.
4.25%, 06/01/2028 (B)	577,000	482,228
6.13%, 12/01/2028 (A) (B)	372,000	306,900
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 - 01/15/2034 (B)	671,000	535,427
4.50%, 08/15/2030 - 06/01/2033 (B)	934,000	767,018
4.50%, 05/01/2032	298,000	243,710

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (continued)
4.75%, 03/01/2030 - 02/01/2032 (B)	$ 1,607,000	$ 1,375,787
5.00%, 02/01/2028 (B)	423,000	390,217
5.38%, 06/01/2029 (B)	290,000	266,293
5.50%, 05/01/2026 (B)	348,000	338,430
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (A) (B)	584,000	524,140
7.50%, 06/01/2029 (A) (B)	220,000	158,950
7.75%, 04/15/2028 (A) (B)	244,000	183,000
CSC Holdings LLC
4.13%, 12/01/2030 (B)	248,000	178,111
4.50%, 11/15/2031 (B)	462,000	333,107
5.38%, 02/01/2028 (A) (B)	400,000	328,386
5.75%, 01/15/2030 (B)	1,453,000	765,041
6.50%, 02/01/2029 (B)	460,000	378,667
7.50%, 04/01/2028 (A) (B)	250,000	159,375
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/2026 (B)	974,000	53,570
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/2027 (B)	985,000	886,941
DISH DBS Corp.
5.25%, 12/01/2026 (B)	603,000	477,877
5.75%, 12/01/2028 (B)	455,000	339,544
7.38%, 07/01/2028	360,000	205,319
7.75%, 07/01/2026	409,000	269,093
DISH Network Corp.
11.75%, 11/15/2027 (B)	275,000	264,688
Gray Escrow II, Inc.
5.38%, 11/15/2031 (B)	558,000	370,512
Gray Television, Inc.
4.75%, 10/15/2030 (A) (B)	969,000	643,101
7.00%, 05/15/2027 (A) (B)	857,000	717,536
iHeartCommunications, Inc.
6.38%, 05/01/2026	170,000	150,025
8.38%, 05/01/2027 (A)	1,147,386	836,542
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (B)	430,000	362,219
6.75%, 10/15/2027 (B)	616,000	574,013
Sinclair Television Group, Inc.
5.50%, 03/01/2030 (A) (B)	483,000	386,366
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (B)	211,000	189,636
4.13%, 07/01/2030 (B)	341,000	279,620
5.00%, 08/01/2027 (B)	31,000	29,023
5.50%, 07/01/2029 (B)	357,000	324,870
TEGNA, Inc.
4.63%, 03/15/2028 (E)	370,000	324,675
4.75%, 03/15/2026 (B) (E)	211,000	200,151
Univision Communications, Inc.
6.63%, 06/01/2027 (B)	541,000	512,976
7.38%, 06/30/2030 (B)	93,000	87,926
UPC Broadband Finco BV
4.88%, 07/15/2031 (B)	501,000	433,230
UPC Holding BV
5.50%, 01/15/2028 (B)	374,000	334,951
Virgin Media Finance PLC
5.00%, 07/15/2030 (B)	447,000	369,459
VZ Secured Financing BV
5.00%, 01/15/2032 (B)	1,448,000	1,174,820
Ziggo Bond Co. BV
6.00%, 01/15/2027 (B)	500,000	461,305

		18,974,775

Transamerica Series Trust	Page 5

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 4.4%
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029 (B)	$ 480,000	$ 476,333
Constellium SE
5.63%, 06/15/2028 (B)	1,025,000	967,098
5.88%, 02/15/2026 (B)	1,656,000	1,657,822
First Quantum Minerals Ltd.
7.50%, 04/01/2025 (A) (B)	234,000	233,808
FMG Resources August Pty. Ltd.
5.88%, 04/15/2030 (B)	540,000	522,231
6.13%, 04/15/2032 (B)	403,000	387,887
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	317,000	297,082
4.38%, 08/01/2028	443,000	415,290
4.63%, 08/01/2030	443,000	417,904
Mineral Resources Ltd.
8.13%, 05/01/2027 (B)	705,000	715,540
8.50%, 05/01/2030 (B)	691,000	709,156
New Gold, Inc.
7.50%, 07/15/2027 (B)	802,000	771,981
Novelis Corp.
3.25%, 11/15/2026 (B)	70,000	63,971
3.88%, 08/15/2031 (B)	71,000	58,841
4.75%, 01/30/2030 (B)	463,000	424,224

		8,119,168

Oil, Gas & Consumable Fuels - 12.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029 (B)	603,000	567,508
7.88%, 05/15/2026 (B)	539,000	549,291
Callon Petroleum Co.
6.38%, 07/01/2026 (A)	180,000	171,000
7.50%, 06/15/2030 (A) (B)	182,000	171,080
8.00%, 08/01/2028 (B)	219,000	216,963
8.25%, 07/15/2025	629,000	624,596
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	170,000	171,135
Cheniere Energy Partners LP
4.00%, 03/01/2031	600,000	533,964
Cheniere Energy, Inc.
4.63%, 10/15/2028	309,000	293,272
Chord Energy Corp.
6.38%, 06/01/2026 (B)	473,000	468,492
Civitas Resources, Inc.
5.00%, 10/15/2026 (B)	305,000	286,780
Comstock Resources, Inc.
5.88%, 01/15/2030 (B)	463,000	397,785
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
8.00%, 04/01/2029 (A) (B)	999,000	1,018,980
CrownRock LP/CrownRock Finance, Inc.
5.00%, 05/01/2029 (B)	17,000	15,741
5.63%, 10/15/2025 (B)	1,068,000	1,043,970
DCP Midstream Operating LP
5.38%, 07/15/2025	591,000	587,926
DT Midstream, Inc.
4.13%, 06/15/2029 (B)	368,000	322,623
4.38%, 06/15/2031 (B)	92,000	80,149
eG Global Finance PLC
6.75%, 02/07/2025 (B)	701,000	648,425
EnLink Midstream LLC
6.50%, 09/01/2030 (B)	334,000	335,693
EQM Midstream Partners LP
6.00%, 07/01/2025 (B)	59,000	58,327
6.50%, 07/01/2027 (B)	314,000	304,354

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP/Genesis Energy Finance Corp.
8.88%, 04/15/2030	$ 317,000	$ 322,262
Hess Midstream Operations LP
4.25%, 02/15/2030 (B)	31,000	27,686
5.13%, 06/15/2028 (A) (B)	626,000	594,369
Holly Energy Partners LP/Holly Energy Finance Corp.
6.38%, 04/15/2027 (B)	450,000	444,785
Ithaca Energy North Sea PLC
9.00%, 07/15/2026 (B)	675,000	638,759
Kinder Morgan, Inc.
7.75%, 01/15/2032	245,000	284,043
8.05%, 10/15/2030	134,000	152,718
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (B)	115,000	106,663
10.50%, 05/15/2027 (B)	441,000	419,259
NuStar Logistics LP
5.63%, 04/28/2027	451,000	427,044
5.75%, 10/01/2025	115,000	111,842
6.00%, 06/01/2026	100,000	98,021
Occidental Petroleum Corp.
5.88%, 09/01/2025	353,000	356,027
6.13%, 01/01/2031 (A)	79,000	81,996
6.20%, 03/15/2040	359,000	360,939
6.45%, 09/15/2036	1,194,000	1,252,422
6.60%, 03/15/2046	193,000	202,917
6.63%, 09/01/2030	432,000	454,969
7.15%, 05/15/2028	433,000	457,244
Ovintiv, Inc.
7.38%, 11/01/2031	276,000	297,651
Parkland Corp.
4.50%, 10/01/2029 (B)	217,000	192,813
4.63%, 05/01/2030 (B)	77,000	68,453
5.88%, 07/15/2027 (B)	531,000	515,118
PDC Energy, Inc.
5.75%, 05/15/2026	395,000	384,513
6.13%, 09/15/2024	635,000	631,825
SM Energy Co.
5.63%, 06/01/2025	169,000	163,862
6.50%, 07/15/2028	56,000	53,382
6.63%, 01/15/2027 (A)	832,000	799,027
6.75%, 09/15/2026	222,000	217,707
Southwestern Energy Co.
4.75%, 02/01/2032	225,000	198,673
5.38%, 03/15/2030	277,000	256,225
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.75%, 04/15/2025 (A)	343,000	285,520
8.50%, 10/15/2026 (B)	242,000	232,320
Summit Midstream Partners LP
Fixed until 05/01/2023 (C), 12.30% (D)	672,000	502,320
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	250,000	217,885
4.88%, 02/01/2031	938,000	878,922
5.50%, 03/01/2030	378,000	369,393
6.50%, 07/15/2027	255,000	261,316
Western Midstream Operating LP
5.30%, 03/01/2048	699,000	592,270
5.45%, 04/01/2044	251,000	218,877

		23,000,091

Transamerica Series Trust	Page 6

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products - 0.7%
Domtar Corp.
6.75%, 10/01/2028 (B)	$ 637,000	$ 566,930
Glatfelter Corp.
4.75%, 11/15/2029 (A) (B)	1,230,000	811,936

		1,378,866

Personal Care Products - 0.6%
Coty, Inc.
5.00%, 04/15/2026 (B)	572,000	551,888
6.50%, 04/15/2026 (A) (B)	498,000	495,533

		1,047,421

Pharmaceuticals - 1.0%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (B)	532,000	242,988
9.25%, 04/01/2026 (A) (B)	336,000	249,136
Bausch Health Cos., Inc.
5.00%, 01/30/2028 - 02/15/2029 (B)	574,000	223,593
5.25%, 01/30/2030 - 02/15/2031 (B)	619,000	231,597
5.50%, 11/01/2025 (A) (B)	278,000	228,565
7.00%, 01/15/2028 (B)	161,000	64,252
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (B)	485,000	443,343
5.13%, 04/30/2031 (B)	245,000	217,473

		1,900,947

Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (B)	502,000	449,428

Software - 1.5%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029 (A)	663,000	578,647
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028 (B)	813,000	660,536
NCR Corp.
5.13%, 04/15/2029 (B)	507,000	438,715
5.25%, 10/01/2030 (B)	481,000	392,679
5.75%, 09/01/2027 (B)	312,000	306,612
6.13%, 09/01/2029 (A) (B)	348,000	343,243

		2,720,432

Specialized REITs - 1.5%
Iron Mountain, Inc.
4.50%, 02/15/2031 (B)	183,000	157,257
5.25%, 03/15/2028 (B)	694,000	661,104
SBA Communications Corp.
3.13%, 02/01/2029	662,000	569,980
3.88%, 02/15/2027	425,000	399,217
VICI Properties LP/VICI Note Co., Inc.
3.88%, 02/15/2029 (B)	319,000	283,598
4.63%, 06/15/2025 (B)	167,000	161,458
5.75%, 02/01/2027 (B)	480,000	471,183

		2,703,797

Specialty Retail - 1.0%
Bath & Body Works, Inc.
6.63%, 10/01/2030 (B)	214,000	208,624
6.75%, 07/01/2036	497,000	439,845
6.88%, 11/01/2035	325,000	292,972
7.50%, 06/15/2029 (A)	226,000	230,643
9.38%, 07/01/2025 (A) (B)	56,000	59,825
Staples, Inc.
7.50%, 04/15/2026 (B)	787,000	688,224

		1,920,133

Technology Hardware, Storage & Peripherals - 0.2%
Western Digital Corp.
4.75%, 02/15/2026	452,000	435,742

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors - 1.7%
Boise Cascade Co.
4.88%, 07/01/2030 (B)	$ 880,000	$ 777,832
Herc Holdings, Inc.
5.50%, 07/15/2027 (B)	919,000	886,835
United Rentals North America, Inc.
3.75%, 01/15/2032	395,000	340,194
4.00%, 07/15/2030	457,000	410,628
5.50%, 05/15/2027	77,000	76,249
6.00%, 12/15/2029 (B)	666,000	675,171

		3,166,909

Wireless Telecommunication Services - 1.9%
Altice France SA
5.13%, 07/15/2029 (B)	200,000	150,500
5.50%, 10/15/2029 (B)	1,096,000	837,586
Sprint LLC
7.13%, 06/15/2024	892,000	909,358
7.63%, 03/01/2026	409,000	432,730
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031 (B)	585,000	497,706
4.75%, 07/15/2031 (B)	779,000	667,775

		3,495,655

Total Corporate Debt Securities (Cost $200,374,219)		178,052,785

LOAN ASSIGNMENTS - 0.7%
Communications Equipment - 0.5%
Avaya, Inc.
Term Loan,
3-Month Term SOFR + 8.00%, 12.83% (D), 08/15/2023	709,119	726,847
Term Loan B,
1-Month LIBOR + 4.25%, 9.09% (D), 12/15/2027	648,571	156,467

		883,314

Media - 0.2%
Clear Channel Outdoor Holdings, Inc.
Term Loan B,
3-Month LIBOR + 3.50%, 8.33% (D), 08/21/2026	371,525	345,576

Total Loan Assignments (Cost $1,707,842)		1,228,890

	Shares	Value
COMMON STOCKS - 0.0% (J)
Diversified Telecommunication Services - 0.0% (J)
Intelsat SA (G) (H) (K) (L)	2,946	67,022

Electric Utilities - 0.0% (J)
New Holdco (G) (H) (K)	39,132	391

Oil, Gas & Consumable Fuels - 0.0%
Ultra Resources, Inc. (F) (G) (H) (K)	123	0

Total Common Stocks (Cost $2,401,950)		67,413

WARRANT - 0.0% (J)
Air Freight & Logistics - 0.0% (J)
Avation PLC, (H) (K)
Exercise Price $0.77, Expiration Date 10/31/2026	5,250	4,048

Total Warrant (Cost $0)		4,048

Transamerica Series Trust	Page 7

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 1.0%
U.S. Treasury Bills
4.09% (M), 04/25/2023	$ 1,843,700	$ 1,838,557

Total Short-Term U.S. Government Obligation (Cost $1,838,757)		1,838,557

	Shares	Value
OTHER INVESTMENT COMPANY - 12.2%
Securities Lending Collateral - 12.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (M)	22,784,430	22,784,430

Total Other Investment Company (Cost $22,784,430)		22,784,430

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 2.10% (M), dated 03/31/2023, to be repurchased at $1,326,892 on 04/03/2023. Collateralized by a U.S. Government Obligation, 1.75%, due 12/31/2024, and with a value of $1,353,242.	$ 1,326,660	1,326,660

Total Repurchase Agreement (Cost $1,326,660)		1,326,660

Total Investments (Cost $230,433,858)		205,302,783
Net Other Assets (Liabilities) - (10.1)%		(18,796,444)

Net Assets - 100.0%		$ 186,506,339

INVESTMENT VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$178,052,785	$0	$178,052,785
Loan Assignments	—	1,228,890	—	1,228,890
Common Stocks	—	—	67,413	67,413
Warrant	—	4,048	—	4,048
Short-Term U.S. Government Obligation	—	1,838,557	—	1,838,557
Other Investment Company	22,784,430	—	—	22,784,430
Repurchase Agreement	—	1,326,660	—	1,326,660

Total Investments	$22,784,430	$182,450,940	$67,413	$205,302,783

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (L)	$—	$—	$67,022	$—

Transamerica Series Trust	Page 8

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $23,362,592, collateralized by cash collateral of $22,784,430 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,071,830. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the total value of 144A securities is $126,235,689, representing 67.7% of the Portfolio’s net assets.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Floating or variable rate securities. The rates disclosed are as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Restricted securities. At March 31, 2023, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Avaya, Inc. 6.13%, 09/15/2028	09/11/2020 - 10/25/2022	$1,378,164	$136,135	0.1%
Corporate Debt Securities	Level 3 Financing, Inc. 10.50%, 05/15/2030	03/31/2023	1,157,063	1,161,600	0.6
Corporate Debt Securities	TEGNA, Inc. 4.63%, 03/15/2028	01/07/2020	370,000	324,675	0.2
Corporate Debt Securities	TEGNA, Inc. 4.75%, 03/15/2026	09/08/2020	211,000	200,151	0.1

Total			$3,116,227	$1,822,561	1.0%

(F)	Securities deemed worthless.
(G)	Securities are Level 3 of the fair value hierarchy.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2023, the total value of securities is $71,461, representing less than 0.1% of the Portfolio’s net assets.
(I)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(J)	Percentage rounds to less than 0.1% or (0.1)%.
(K)	Non-income producing securities.
(L)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(M)	Rates disclosed reflect the yields at March 31, 2023.
(N)	The Portfolio recognized transfers in and out of Level 3 as of March 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(O)	Level 3 securities were not considered significant to the Portfolio.

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Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

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Transamerica Aegon High Yield Bond VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Aegon High Yield Bond VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Effective September 8, 2022, Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

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Transamerica Aegon High Yield Bond VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	Page 12